Note 3 – Stockholders’ Equity (Deficit) (Tables)	3 Months Ended
Nov. 30, 2021
Equity [Abstract]
Schedule of Stock Options Assumptions

Dividend yield (%)	–
Expected volatility of the share prices (%)	111%
Risk-free interest rate (%)	0.14
Expected life of share options (years)	1
Share price	0.14